Leases And Commitments Leases And Commitments (Future Minimum Rental Payments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating leases, future minimum rental payments, due in one year	$ 187.0
Operating leases, future minimum rental payments, due in two years	148.6
Operating leases, future minimum rental payments, due in three years	118.5
Operating leases, future minimum rental payments, due in four years	88.4
Operating leases, future minimum rental payments, due in five years	60.6
Operating leases, future minimum rental payments, due thereafter	$ 137.9